Accrued Expenses (Details) - Schedule of Accrued Expenses - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued research and development costs including milestone payments	SFr 87,522	SFr 741,291
Professional fees	17,412	326,365
Accrued vacation & overtime	52,368	46,868
Employee benefits incl. share based payments	190,610	362,497
Accrued interest		457,812
Other	929	42,781
Total accrued expenses	SFr 348,841	SFr 1,977,614